COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Lease Payments Under Non-Cancelable Operating Leases

As of December 31, 2012, the Group had minimum lease payments under non-cancelable operating leases with initial terms in excess of one year as follows:

	RMB	US$
2013	3,855	619
2014	3,469	557
2015	2,808	451
2016	393	63
2017 and thereafter	—	—

	10,525	1,690